Leases (Lease Cost) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Amortization of right-of-use assets	$ 12	$ 12	$ 11
Interest on lease liabilities	1	3	8
Total finance lease cost	13	15	19
Operating lease cost	131	143	171
Short-term lease cost	26	42	47
Variable lease cost	58	63	63
Total lease cost	$ 228	$ 263	$ 300